UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Tactical Income
Central Fund

December 31, 2010

1.811341.106

TP1-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.8%
Household Durables - 0.2%
Fortune Brands, Inc.:
5.375% 1/15/16	$ 900,000	$ 930,731
5.875% 1/15/36	1,240,000	1,086,841
6.375% 6/15/14	6,069,000	6,577,376
		8,594,948
Media - 1.6%
Comcast Corp.:
4.95% 6/15/16	8,729,000	9,404,686
6.55% 7/1/39	9,750,000	10,603,418
Discovery Communications LLC:
3.7% 6/1/15	2,995,000	3,100,834
6.35% 6/1/40	2,738,000	2,957,262
Liberty Media Corp. 8.25% 2/1/30	5,731,000	5,559,070
NBC Universal, Inc.:
3.65% 4/30/15 (e)	3,350,000	3,436,078
5.15% 4/30/20 (e)	4,448,000	4,610,904
6.4% 4/30/40 (e)	5,208,000	5,530,709
News America Holdings, Inc. 7.75% 12/1/45	1,935,000	2,299,722
Time Warner Cable, Inc. 5.85% 5/1/17	11,399,000	12,718,981
Time Warner, Inc. 6.2% 3/15/40	7,609,000	8,088,778
Viacom, Inc.:
6.125% 10/5/17	2,139,000	2,413,091
6.75% 10/5/37	2,840,000	3,212,046
		73,935,579
TOTAL CONSUMER DISCRETIONARY		82,530,527
CONSUMER STAPLES - 1.3%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	3,454,000	3,534,499
5.375% 11/15/14 (e)	3,554,000	3,915,630
FBG Finance Ltd. 5.125% 6/15/15 (e)	3,715,000	3,942,399
		11,392,528
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (l)	4,830,000	4,654,913
Food Products - 0.3%
Kraft Foods, Inc.:
5.375% 2/10/20	4,113,000	4,426,694
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.: - continued
6.25% 6/1/12	$ 1,040,000	$ 1,112,515
6.5% 8/11/17	3,770,000	4,388,551
6.875% 2/1/38	4,364,000	5,066,861
		14,994,621
Tobacco - 0.7%
Altria Group, Inc.:
9.25% 8/6/19	4,444,000	5,799,598
9.7% 11/10/18	4,681,000	6,175,297
Reynolds American, Inc.:
6.75% 6/15/17	6,895,000	7,706,659
7.25% 6/15/37	10,207,000	10,612,555
		30,294,109
TOTAL CONSUMER STAPLES		61,336,171
ENERGY - 2.1%
Energy Equipment & Services - 0.3%
DCP Midstream LLC 5.35% 3/15/20 (e)	4,099,000	4,248,351
El Paso Pipeline Partners Operating Co. LLC 4.1% 11/15/15	4,548,000	4,502,188
Kinder Morgan, Inc. 6.5% 9/1/12	4,952,000	5,211,980
		13,962,519
Oil, Gas & Consumable Fuels - 1.8%
Anadarko Petroleum Corp. 6.375% 9/15/17	3,930,000	4,280,977
Apache Corp. 5.1% 9/1/40	3,625,000	3,522,184
Duke Capital LLC 6.25% 2/15/13	4,500,000	4,880,259
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	4,750,000	5,038,691
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	11,103,000	11,103,000
Motiva Enterprises LLC:
5.75% 1/15/20 (e)	1,694,000	1,900,178
6.85% 1/15/40 (e)	6,094,000	7,082,770
Nakilat, Inc. 6.067% 12/31/33 (e)	2,653,000	2,785,650
Nexen, Inc. 5.05% 11/20/13	2,536,000	2,700,079
Pemex Project Funding Master Trust 0.9034% 12/3/12 (e)(l)	4,130,000	4,103,155
Petro-Canada 6.05% 5/15/18	1,960,000	2,226,881
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	$ 4,600,000	$ 4,772,813
6.875% 1/20/40	13,301,000	13,833,040
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (e)	2,328,000	2,444,526
5.5% 9/30/14 (e)	3,253,000	3,503,507
6.75% 9/30/19 (e)	2,130,000	2,470,674
Suncor Energy, Inc. 6.1% 6/1/18	6,075,000	6,984,938
		83,633,322
TOTAL ENERGY		97,595,841
FINANCIALS - 11.9%
Capital Markets - 2.5%
Goldman Sachs Group, Inc.:
3.7% 8/1/15	2,240,000	2,282,363
5.95% 1/18/18	4,700,000	5,098,950
6.15% 4/1/18	4,350,000	4,790,190
6.75% 10/1/37	3,956,000	4,044,599
7.5% 2/15/19	2,336,000	2,723,755
Janus Capital Group, Inc.:
6.125% 9/15/11 (c)	1,670,000	1,705,756
6.5% 6/15/12	5,942,000	6,426,505
JPMorgan Chase Capital XX 6.55% 9/29/36	23,561,000	23,701,588
Lazard Group LLC:
6.85% 6/15/17	2,374,000	2,483,494
7.125% 5/15/15	8,210,000	8,840,495
Merrill Lynch & Co., Inc. 6.875% 4/25/18	7,894,000	8,638,862
Morgan Stanley:
0.5891% 1/9/14 (l)	16,365,000	15,790,654
4.1% 1/26/15	3,405,000	3,454,424
6% 5/13/14	5,080,000	5,488,838
6.625% 4/1/18	7,000,000	7,593,383
7.3% 5/13/19	3,747,000	4,217,766
UBS AG Stamford Branch 3.875% 1/15/15	6,800,000	7,008,230
		114,289,852
Commercial Banks - 2.0%
Bank of America NA 5.3% 3/15/17	4,925,000	4,991,158
BB&T Capital Trust IV 6.82% 6/12/77 (l)	1,016,000	1,002,030
Credit Suisse (Guernsey) Ltd. 5.86% (l)	6,010,000	5,679,450
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Credit Suisse New York Branch 6% 2/15/18	$ 8,680,000	$ 9,307,512
DBS Bank Ltd. (Singapore) 0.5044% 5/16/17 (e)(l)	655,596	640,652
Discover Bank:
7% 4/15/20	2,021,000	2,172,660
8.7% 11/18/19	4,894,000	5,760,796
Export-Import Bank of Korea:
5.125% 2/14/11	11,295,000	11,335,696
5.25% 2/10/14 (e)	2,560,000	2,715,059
Fifth Third Bancorp:
4.5% 6/1/18	2,119,000	2,042,188
8.25% 3/1/38	1,976,000	2,274,078
Fifth Third Bank 4.75% 2/1/15	556,000	576,630
Fifth Third Capital Trust IV 6.5% 4/15/67 (l)	1,811,000	1,720,450
HBOS PLC 6.75% 5/21/18 (e)	3,118,000	2,919,511
Huntington Bancshares, Inc. 7% 12/15/20	1,211,000	1,275,052
KeyBank NA:
5.8% 7/1/14	3,233,000	3,464,195
6.95% 2/1/28	850,000	865,062
KeyBank NA, Cleveland 5.45% 3/3/16	1,756,000	1,847,928
Manufacturers & Traders Trust Co. 1.79% 4/1/13 (l)	496,000	490,078
Marshall & Ilsley Bank:
4.85% 6/16/15	1,916,000	1,946,681
5% 1/17/17	2,806,000	2,847,310
5.25% 9/4/12	1,350,000	1,391,222
6.375% 9/1/11	5,009,000	5,139,940
Regions Bank:
6.45% 6/26/37	6,451,000	5,733,326
7.5% 5/15/18	2,725,000	2,806,750
Regions Financial Corp.:
5.75% 6/15/15	877,000	858,364
7.75% 11/10/14	4,089,000	4,252,560
Sovereign Bank 1.9969% 8/1/13 (l)	1,063,000	1,063,676
Wells Fargo & Co. 3.75% 10/1/14	5,360,000	5,595,224
		92,715,238
Consumer Finance - 0.2%
Discover Financial Services 10.25% 7/15/19	3,159,000	3,920,992
SLM Corp.:
0.5016% 3/15/11 (l)	555,000	553,004
0.5184% 10/25/11 (l)	1,810,000	1,784,700
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.: - continued
0.5884% 1/27/14 (l)	$ 1,095,000	$ 986,283
5% 10/1/13	383,000	383,990
		7,628,969
Diversified Financial Services - 1.3%
Bank of America Corp. 5.75% 12/1/17	7,665,000	7,976,398
BP Capital Markets PLC:
3.125% 10/1/15	4,216,000	4,213,104
3.625% 5/8/14	3,862,000	3,981,065
Capital One Capital V 10.25% 8/15/39	1,553,000	1,661,710
Citigroup, Inc.:
5.5% 4/11/13	15,124,000	16,104,489
6.125% 11/21/17	2,300,000	2,520,538
6.125% 5/15/18	12,445,000	13,633,834
6.5% 8/19/13	1,131,000	1,241,905
Prime Property Funding, Inc. 5.5% 1/15/14 (e)	4,295,000	4,261,825
TECO Finance, Inc.:
4% 3/15/16	1,149,000	1,171,587
5.15% 3/15/20	1,651,000	1,711,701
ZFS Finance USA Trust II 6.45% 12/15/65 (e)(l)	2,500,000	2,459,375
ZFS Finance USA Trust IV 5.875% 5/9/62 (e)(l)	500,000	487,875
ZFS Finance USA Trust V 6.5% 5/9/67 (e)(l)	1,534,000	1,495,650
		62,921,056
Insurance - 2.0%
Allstate Corp. 6.2% 5/16/14	4,675,000	5,286,986
American International Group, Inc. 6.4% 12/15/20	2,565,000	2,691,224
Aon Corp.:
3.5% 9/30/15	1,724,000	1,724,850
5% 9/30/20	2,013,000	2,031,723
6.25% 9/30/40	1,290,000	1,326,092
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,615,000	5,970,778
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(l)	11,559,000	11,559,000
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (e)	7,190,000	7,652,616
10.75% 6/15/88 (e)(l)	4,025,000	4,870,250
Lincoln National Corp. 7% 5/17/66 (l)	1,446,000	1,409,850
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (e)	1,707,000	2,284,695
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
MetLife, Inc.:
5.875% 2/6/41	$ 1,278,000	$ 1,347,431
6.75% 6/1/16	3,550,000	4,102,070
Metropolitan Life Global Funding I 5.125% 6/10/14 (e)	3,155,000	3,431,839
Monumental Global Funding II 5.65% 7/14/11 (e)	3,425,000	3,486,174
New York Life Global Funding 4.65% 5/9/13 (e)	4,556,000	4,899,404
New York Life Insurance Co. 6.75% 11/15/39 (e)	1,829,000	2,156,570
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (e)	2,200,000	2,429,997
Pacific Life Global Funding 5.15% 4/15/13 (e)	4,915,000	5,254,553
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	3,542,000	4,602,949
Prudential Financial, Inc.:
4.75% 9/17/15	6,617,000	7,000,687
7.375% 6/15/19	1,370,000	1,615,283
Symetra Financial Corp. 6.125% 4/1/16 (e)	3,545,000	3,575,264
Unum Group 5.625% 9/15/20	2,348,000	2,356,833
		93,067,118
Real Estate Investment Trusts - 1.0%
AvalonBay Communities, Inc. 5.5% 1/15/12	551,000	573,462
Developers Diversified Realty Corp.:
5.25% 4/15/11	3,666,000	3,699,005
5.375% 10/15/12	2,654,000	2,730,555
7.5% 4/1/17	2,084,000	2,328,018
9.625% 3/15/16	3,458,000	4,103,688
Duke Realty LP 5.875% 8/15/12	569,000	600,034
Equity One, Inc.:
6% 9/15/17	3,026,000	3,001,728
6.25% 12/15/14	2,601,000	2,744,775
6.25% 1/15/17	2,250,000	2,275,040
Federal Realty Investment Trust:
5.4% 12/1/13	2,572,000	2,769,411
5.9% 4/1/20	1,116,000	1,183,537
6% 7/15/12	1,635,000	1,735,103
6.2% 1/15/17	1,240,000	1,369,761
HRPT Properties Trust:
5.75% 11/1/15	1,115,000	1,160,981
6.65% 1/15/18	2,850,000	2,968,854
UDR, Inc. 5.5% 4/1/14	5,815,000	6,181,115
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
United Dominion Realty Trust, Inc. 5.25% 1/15/15	$ 1,580,000	$ 1,661,399
Washington (REIT) 5.95% 6/15/11	5,404,000	5,500,494
		46,586,960
Real Estate Management & Development - 2.3%
AMB Property LP:
5.9% 8/15/13	4,780,000	5,078,124
6.3% 6/1/13	4,580,000	4,945,928
BioMed Realty LP 6.125% 4/15/20 (e)	1,499,000	1,582,748
Brandywine Operating Partnership LP:
5.7% 5/1/17	2,297,000	2,291,202
5.75% 4/1/12	2,341,000	2,424,094
Colonial Properties Trust:
4.8% 4/1/11	401,000	401,932
5.5% 10/1/15	16,890,000	16,857,132
Digital Realty Trust LP 4.5% 7/15/15 (e)	2,065,000	2,077,718
Duke Realty LP:
5.4% 8/15/14	5,099,000	5,374,366
5.5% 3/1/16	3,680,000	3,830,196
5.625% 8/15/11	2,767,000	2,824,266
5.95% 2/15/17	1,473,000	1,534,096
6.25% 5/15/13	3,511,000	3,777,091
6.5% 1/15/18	4,735,000	5,052,439
ERP Operating LP:
4.75% 7/15/20	3,181,000	3,205,984
5.2% 4/1/13	4,695,000	5,051,224
5.5% 10/1/12	5,628,000	6,009,910
6.625% 3/15/12	1,125,000	1,193,961
Liberty Property LP:
4.75% 10/1/20	4,767,000	4,717,190
5.5% 12/15/16	3,166,000	3,427,616
6.625% 10/1/17	3,452,000	3,910,660
Post Apartment Homes LP 6.3% 6/1/13	4,411,000	4,741,005
Reckson Operating Partnership LP:
5.15% 1/15/11	1,460,000	1,460,711
6% 3/31/16	1,240,000	1,277,348
Simon Property Group LP:
4.2% 2/1/15	1,628,000	1,702,286
5.1% 6/15/15	2,362,000	2,563,717
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
6.125% 6/1/20	$ 1,883,000	$ 2,021,272
6.15% 11/15/15	7,034,000	7,631,109
		106,965,325
Thrifts & Mortgage Finance - 0.6%
Bank of America Corp.:
3.7% 9/1/15	4,045,000	4,010,071
5.65% 5/1/18	12,973,000	13,255,448
6.5% 8/1/16	5,000,000	5,425,465
First Niagara Financial Group, Inc. 6.75% 3/19/20	3,372,000	3,511,473
Independence Community Bank Corp. 2.11% 4/1/14 (l)	2,870,000	2,869,960
		29,072,417
TOTAL FINANCIALS		553,246,935
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Express Scripts, Inc.:
5.25% 6/15/12	3,302,000	3,485,112
6.25% 6/15/14	1,213,000	1,356,088
Medco Health Solutions, Inc. 4.125% 9/15/20	3,053,000	2,952,037
		7,793,237
INDUSTRIALS - 0.5%
Airlines - 0.4%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	80,083	80,484
Continental Airlines, Inc.:
6.545% 8/2/20	830,883	878,659
6.648% 3/15/19	2,156,510	2,253,553
Delta Air Lines, Inc. pass-thru trust certificates 6.821% 8/10/22	5,537,585	5,952,904
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,880,439	1,880,439
8.36% 7/20/20	8,167,843	8,331,200
		19,377,239
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (l)	$ 2,756,000	$ 2,852,460
TOTAL INDUSTRIALS		22,229,699
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	4,712,000	5,206,237
6.55% 10/1/17	2,336,000	2,654,665
		7,860,902
Office Electronics - 0.1%
Xerox Corp. 6.4% 3/15/16	2,814,000	3,208,244
TOTAL INFORMATION TECHNOLOGY		11,069,146
MATERIALS - 0.4%
Chemicals - 0.2%
Dow Chemical Co. 7.6% 5/15/14	10,261,000	11,834,914
Metals & Mining - 0.2%
Anglo American Capital PLC 4.45% 9/27/20 (e)	1,064,000	1,080,495
Corporacion Nacional del Cobre (Codelco):
3.75% 11/4/20 (e)	1,396,000	1,329,177
6.375% 11/30/12 (e)	4,620,000	5,020,979
		7,430,651
TOTAL MATERIALS		19,265,565
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
6.3% 1/15/38	4,683,000	4,940,321
6.8% 5/15/36	6,735,000	7,459,107
BellSouth Capital Funding Corp. 7.875% 2/15/30	5,850,000	7,048,431
CenturyLink, Inc. 7.6% 9/15/39	3,124,000	3,148,670
Deutsche Telekom International Financial BV 5.875% 8/20/13	4,795,000	5,281,333
Sprint Capital Corp. 7.625% 1/30/11	3,420,000	3,428,550
Telecom Italia Capital SA 5.25% 10/1/15	7,199,000	7,370,754
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Emisiones SAU 5.855% 2/4/13	$ 1,456,000	$ 1,554,554
Verizon Communications, Inc. 6.1% 4/15/18	1,292,000	1,467,611
		41,699,331
Wireless Telecommunication Services - 0.6%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	4,347,000	4,632,850
5.875% 10/1/19	5,356,000	5,821,131
6.35% 3/15/40	1,571,000	1,652,645
Sprint Nextel Corp. 6% 12/1/16	15,074,000	14,565,253
		26,671,879
TOTAL TELECOMMUNICATION SERVICES		68,371,210
UTILITIES - 2.2%
Electric Utilities - 0.9%
Alabama Power Co. 3.375% 10/1/20	2,472,000	2,338,134
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,880,000	6,429,698
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (e)	6,623,000	6,573,698
Edison International 3.75% 9/15/17	2,719,000	2,699,804
FirstEnergy Corp. 7.375% 11/15/31	2,703,000	2,849,403
FirstEnergy Solutions Corp. 6.05% 8/15/21	1,791,000	1,839,837
Kentucky Utilities Co.:
3.25% 11/1/20 (e)	331,000	312,198
5.125% 11/1/40 (e)	2,366,000	2,321,148
LG&E and KU Energy LLC:
2.125% 11/15/15 (e)	3,110,000	2,983,482
3.75% 11/15/20 (e)	612,000	582,642
Louisville Gas & Electric Co. 5.125% 11/15/40 (e)	710,000	697,591
Pennsylvania Electric Co. 6.05% 9/1/17	4,760,000	5,150,667
Pepco Holdings, Inc. 2.7% 10/1/15	2,891,000	2,817,757
PPL Capital Funding, Inc. 6.7% 3/30/67 (l)	600,000	588,000
Progress Energy, Inc. 6% 12/1/39	2,651,000	2,801,431
Tampa Electric Co. 5.4% 5/15/21 (e)	1,575,000	1,690,860
		42,676,350
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (e)	2,735,000	2,932,913
Independent Power Producers & Energy Traders - 0.4%
Duke Capital LLC 5.668% 8/15/14	2,300,000	2,535,302
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Exelon Generation Co. LLC:
4% 10/1/20	$ 3,000,000	$ 2,807,514
5.35% 1/15/14	4,280,000	4,633,404
PPL Energy Supply LLC:
6.2% 5/15/16	2,045,000	2,251,649
6.5% 5/1/18	5,340,000	5,945,668
		18,173,537
Multi-Utilities - 0.9%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	1,585,000	1,686,063
Dominion Resources, Inc.:
6.3% 9/30/66 (l)	9,537,000	9,298,575
7.5% 6/30/66 (l)	5,100,000	5,329,500
National Grid PLC 6.3% 8/1/16	6,883,000	7,857,894
NiSource Finance Corp.:
5.4% 7/15/14	1,450,000	1,590,125
5.45% 9/15/20	1,486,000	1,531,329
6.15% 3/1/13	3,565,000	3,889,073
6.25% 12/15/40	991,000	1,007,429
6.4% 3/15/18	4,379,000	4,854,358
Wisconsin Energy Corp. 6.25% 5/15/67 (l)	4,691,000	4,620,635
		41,664,981
TOTAL UTILITIES		105,447,781
TOTAL NONCONVERTIBLE BONDS (Cost $968,432,008)		1,028,886,112
U.S. Government and Government Agency Obligations - 39.5%

U.S. Government Agency Obligations - 0.3%
Tennessee Valley Authority 5.25% 9/15/39	13,750,000	14,536,720
U.S. Treasury Inflation Protected Obligations - 7.2%
U.S. Treasury Inflation-Indexed Bonds 2.125% 2/15/40	30,355,800	32,193,286
U.S. Treasury Inflation-Indexed Notes:
0.5% 4/15/15	206,881,900	211,713,053
1.375% 1/15/20	86,329,690	89,802,581
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		333,708,920
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - 32.0%
U.S. Treasury Bonds:
3.875% 8/15/40	$ 109,809,000	$ 101,144,411
4.375% 11/15/39	49,285,000	49,546,802
U.S. Treasury Notes:
1% 3/31/12	73,067,000	73,626,693
1.375% 11/30/15	295,225,000	286,898,769
2.375% 9/30/14	152,500,000	157,956,603
2.625% 7/31/14 (i)	451,464,000	472,167,675
2.625% 11/15/20 (d)	150,000,000	141,492,150
3.125% 4/30/17	100,000,000	103,617,200
3.625% 2/15/20	102,980,000	106,873,880
TOTAL U.S. TREASURY OBLIGATIONS		1,493,324,183
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,846,185,851)		1,841,569,823
U.S. Government Agency - Mortgage Securities - 34.9%

Fannie Mae - 28.5%
1.842% 5/1/34 (l)	1,949,880	1,995,906
2.02% 9/1/33 (l)	991,875	1,014,307
2.103% 3/1/35 (l)	141,009	145,904
2.237% 12/1/34 (l)	180,233	185,983
2.397% 5/1/33 (l)	41,273	43,034
2.437% 9/1/35 (l)	12,988,615	13,523,376
2.553% 10/1/33 (l)	134,893	141,170
2.582% 3/1/35 (l)	83,966	87,621
2.589% 6/1/36 (l)	191,045	200,195
2.62% 8/1/36 (l)	2,929,210	3,071,229
2.622% 7/1/34 (l)	130,140	135,952
2.638% 5/1/35 (l)	6,108,077	6,421,274
2.666% 6/1/34 (l)	837,990	874,947
2.687% 2/1/35 (l)	4,466,792	4,677,805
2.744% 9/1/34 (l)	160,652	167,905
2.749% 5/1/36 (l)	652,903	688,295
2.757% 3/1/37 (l)	1,859,538	1,950,284
2.771% 5/1/35 (l)	358,069	376,458
2.773% 11/1/36 (l)	2,032,017	2,138,948
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.818% 2/1/36 (l)	$ 7,062,968	$ 7,379,746
2.836% 9/1/35 (l)	3,072,108	3,224,874
2.981% 7/1/35 (l)	298,440	313,554
3% 1/1/26 (f)	19,000,000	18,605,157
3.046% 4/1/36 (l)	6,315,435	6,608,447
3.128% 10/1/37 (l)	62,601	65,815
3.161% 4/1/36 (l)	3,047,344	3,211,975
3.491% 3/1/36 (l)	977,095	1,023,518
3.5% 1/1/26 (f)	11,000,000	11,079,063
3.5% 1/1/26 (f)(h)	30,000,000	30,215,625
3.5% 1/1/41 (f)	9,000,000	8,612,593
3.536% 7/1/37 (l)	456,534	479,720
3.684% 5/1/35 (l)	3,876,233	4,057,829
4% 4/1/24 to 10/1/40	28,335,296	28,411,987
4% 1/1/41 (f)	5,500,000	5,471,211
4% 1/1/41 (f)(h)	22,000,000	21,884,843
4% 1/1/41 (f)(h)	15,000,000	14,921,484
4% 1/1/41 (f)(h)	15,000,000	14,921,484
4% 1/1/41 (f)	15,000,000	14,921,484
4.5% 6/1/24 to 11/1/40	70,009,889	72,049,080
4.5% 1/1/26 (f)	6,000,000	6,289,219
4.5% 1/1/41 (f)(h)	10,500,000	10,779,726
4.5% 1/1/41 (f)(h)	24,000,000	24,639,374
4.5% 1/1/41 (f)	3,000,000	3,079,922
4.5% 1/1/41 (f)	17,000,000	17,452,890
4.5% 1/1/41 (f)	20,000,000	20,532,812
4.689% 7/1/35 (l)	1,585,050	1,667,769
5% 2/1/18 to 9/1/40	136,142,527	143,840,746
5% 1/1/41 (f)	11,000,000	11,564,609
5% 1/1/41 (f)	39,000,000	41,001,796
5% 1/1/41 (f)	2,000,000	2,102,656
5% 1/1/41 (f)	26,000,000	27,334,531
5% 1/1/41 (f)	26,000,000	27,334,531
5% 1/1/41 (f)	21,000,000	22,077,890
5% 1/1/41 (f)	21,500,000	22,603,554
5% 1/1/41 (f)	18,000,000	18,923,906
5% 1/1/41 (f)(h)	24,500,000	25,757,538
5% 1/1/41 (f)(h)	43,000,000	45,207,108
5.477% 3/1/36 (l)	684,926	718,820
5.5% 3/1/16 to 3/1/40	145,036,763	155,210,441
5.5% 1/1/41 (f)(h)	20,500,000	21,933,399
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.5% 1/1/41 (f)	$ 2,000,000	$ 2,139,844
5.5% 1/1/41 (f)	8,700,000	9,308,321
5.5% 1/1/41 (f)	69,500,000	74,359,572
5.5% 1/1/41 (f)	69,500,000	74,359,572
5.569% 3/1/36 (l)	2,094,021	2,183,852
6% 5/1/15 to 9/1/39	63,424,554	68,959,012
6% 1/1/41 (f)	31,000,000	33,688,283
6% 1/1/41 (f)(h)	8,000,000	8,693,750
6% 1/1/41 (f)(h)	38,500,000	41,838,674
6% 1/1/41 (f)	18,000,000	19,560,938
6% 1/1/41 (f)	14,000,000	15,214,063
6.5% 2/1/12 to 9/1/38	11,910,471	13,351,165
6.5% 1/1/41 (f)(h)	200,000	222,250
7% 10/1/11 to 6/1/32	4,765,274	5,298,176
7.5% 2/1/22 to 11/1/31	2,550,805	2,880,227
8% 6/1/29	1,552	1,763
TOTAL FANNIE MAE		1,327,412,781
Freddie Mac - 3.1%
2.194% 4/1/35 (l)	1,402,854	1,457,666
2.433% 7/1/36 (l)	770,110	804,422
2.548% 7/1/35 (l)	1,979,961	2,058,250
2.601% 4/1/35 (l)	4,361,195	4,575,635
2.613% 4/1/35 (l)	608,659	633,126
2.624% 1/1/35 (l)	172,804	180,427
2.664% 6/1/35 (l)	303,084	318,402
2.675% 5/1/35 (l)	1,577,318	1,659,439
2.698% 8/1/35 (l)	6,013,762	6,274,014
2.961% 1/1/35 (l)	215,800	227,211
3.352% 10/1/35 (l)	266,042	281,839
4% 1/1/26 (f)	4,000,000	4,109,375
4.5% 7/1/25 to 10/1/40	5,766,295	5,961,324
4.5% 1/1/41 (f)	22,000,000	22,548,282
4.5% 1/1/41 (f)	32,000,000	32,797,501
5% 11/1/33 to 9/1/40	34,855,213	36,617,902
6% 7/1/37	270,251	293,951
6% 1/1/41 (f)	23,000,000	24,904,688
7.5% 11/1/16 to 6/1/32	1,158,478	1,305,387
8% 7/1/25 to 10/1/27	38,849	43,967
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
8.5% 2/1/19 to 8/1/22	$ 5,610	$ 6,412
12% 11/1/19	3,389	3,769
TOTAL FREDDIE MAC		147,062,989
Ginnie Mae - 3.3%
4% 1/15/25 to 3/15/40	26,566,175	27,779,625
4% 1/1/41 (f)	11,000,000	11,064,453
4% 1/1/41 (f)	26,000,000	26,152,344
4.5% 3/15/39 to 6/15/40	57,724,415	60,072,080
4.5% 1/1/41 (f)(h)	300,000	311,508
5.5% 11/20/33 to 12/15/38	13,729,005	14,866,977
6.5% 12/15/23 to 12/15/32	4,426,534	4,982,656
7% 6/15/24 to 9/15/32	4,647,246	5,247,915
7.5% 3/15/22 to 8/15/28	1,414,279	1,596,297
8% 4/15/24 to 12/15/25	93,995	106,424
8.5% 8/15/29 to 11/15/31	170,053	194,228
TOTAL GINNIE MAE		152,374,507
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,615,443,381)		1,626,850,277
Asset-Backed Securities - 1.7%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7306% 4/25/35 (l)	1,169,772	670,225
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 1.0106% 3/25/34 (l)	32,880	32,397
Series 2005-HE2 Class M2, 0.7106% 4/25/35 (l)	114,120	107,332
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.7406% 10/20/14 (l)	47,309	8,775
Airspeed Ltd. Series 2007-1A Class C1, 2.7603% 6/15/32 (e)(l)	4,706,839	2,047,475
Ally Master Owner Trust:
Series 2010-1 Class A, 2.0103% 1/15/15 (e)(l)	8,610,000	8,766,039
Series 2010-3 Class A, 2.88% 4/15/15 (e)	8,630,000	8,838,222
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9606% 12/25/33 (l)	65,444	48,717
Series 2004-R2 Class M3, 0.8106% 4/25/34 (l)	86,951	19,137
Series 2005-R2 Class M1, 0.7106% 4/25/35 (l)	1,342,000	1,142,742
Asset-Backed Securities - continued
	Principal Amount	Value
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0334% 3/25/34 (l)	$ 31,145	$ 23,146
Series 2006-W4 Class A2C, 0.4206% 5/25/36 (l)	920,079	323,815
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0856% 4/25/34 (l)	5,055,000	3,703,646
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (e)	3,600,000	3,738,089
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.3128% 12/26/24 (l)	1,056,393	1,003,574
C-BASS Trust Series 2006-CB7 Class A2, 0.3206% 10/25/36 (l)	45,548	45,151
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	1,774,110	1,808,237
Capital Trust Ltd. Series 2004-1 Class A2, 0.7106% 7/20/39 (e)(l)	280,000	63,700
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5606% 7/25/36 (l)	742,000	69,040
Series 2007-RFC1 Class A3, 0.4006% 12/25/36 (l)	1,172,000	433,139
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4406% 5/20/17 (FGIC Insured) (e)(l)	80,726	76,807
Series 2005-1A Class A1, 4.67% 5/20/17 (FGIC Insured) (e)	275,773	277,482
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5306% 5/25/37 (l)	498,000	14,869
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (e)	1,168,845	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4% 3/25/32 (MGIC Investment Corp. Insured) (l)	60,407	23,030
Series 2004-3 Class M4, 1.2306% 4/25/34 (l)	103,878	42,256
Series 2004-4 Class M2, 1.0556% 6/25/34 (l)	382,121	215,533
Series 2005-3 Class MV1, 0.6806% 8/25/35 (l)	612,918	583,623
Series 2005-AB1 Class A2, 0.4706% 8/25/35 (l)	79,043	78,033
CPS Auto Receivables Trust Series 2006-A Class A4, 5.33% 11/15/12 (FSA Insured) (e)	439,032	439,623
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class C, 6.667% 6/28/38 (e)	4,725,000	3,543,750
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.724% 5/28/35 (l)	25,289	18,373
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4356% 8/25/34 (l)	189,000	107,510
Series 2006-3 Class 2A3, 0.4206% 11/25/36 (l)	2,926,000	1,090,116
Asset-Backed Securities - continued
	Principal Amount	Value
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0856% 3/25/34 (l)	$ 10,680	$ 3,609
Ford Credit Auto Owner Trust Series 2006-B Class D, 7.26% 2/15/13 (e)	2,860,000	2,891,424
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.8103% 6/15/13 (l)	502,000	496,719
Series 2010-1 Class A, 1.9103% 12/15/14 (e)(l)	4,220,000	4,297,372
Series 2010-5 Class A1, 1.5% 9/15/15	4,080,000	4,046,747
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.7506% 1/25/35 (l)	1,317,000	638,745
Class M4, 0.9406% 1/25/35 (l)	236,000	44,250
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6675% 2/25/47 (e)(l)	1,531,000	903,290
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (e)	1,814,400	1,444,262
GE Business Loan Trust Series 2003-1 Class A, 0.6903% 4/15/31 (e)(l)	168,793	148,538
GSAMP Trust Series 2004-AR1 Class M1, 0.9106% 6/25/34 (l)	1,426,000	988,642
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3406% 5/25/30 (e)(l)	416,254	212,290
Series 2006-3:
Class B, 0.6606% 9/25/46 (e)(l)	402,000	180,900
Class C, 0.8106% 9/25/46 (e)(l)	992,000	198,400
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5806% 8/25/33 (l)	961,568	692,265
Series 2003-3 Class M1, 1.5506% 8/25/33 (l)	514,297	369,312
Series 2003-5 Class A2, 0.9606% 12/25/33 (l)	21,396	13,765
Series 2005-5 Class 2A2, 0.5106% 11/25/35 (l)	66,556	65,979
Series 2006-1 Class 2A3, 0.4856% 4/25/36 (l)	799,044	776,192
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5506% 3/20/36 (l)	492,881	408,320
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4506% 1/25/37 (l)	805,000	339,601
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3906% 11/25/36 (l)	808,000	687,713
Class MV1, 0.4906% 11/25/36 (l)	656,000	402,975
Keycorp Student Loan Trust Series 1999-A Class A2, 0.6328% 12/27/29 (l)	486,814	415,386
Long Beach Mortgage Loan Trust:
Series 2003-3 Class M1, 1.3856% 7/25/33 (l)	4,171,260	3,268,037
Series 2004-2 Class M2, 1.3406% 6/25/34 (l)	62,341	39,922
MASTR Asset Backed Securities Trust Series 2006-AM3 Class M1, 0.5206% 10/25/36 (l)	292,000	16,316
Asset-Backed Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9106% 7/25/34 (l)	$ 60,380	$ 47,032
Series 2006-FM1 Class A2B, 0.3706% 4/25/37 (l)	1,085,472	965,238
Series 2006-OPT1 Class A1A, 0.5206% 6/25/35 (l)	1,029,788	838,375
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6006% 8/25/34 (l)	37,283	29,623
Series 2005-NC1 Class M1, 0.7006% 1/25/35 (l)	260,000	140,734
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (m)	3,090,000	455,775
Series 2006-4 Class A1, 0.2906% 3/25/25 (l)	116,973	115,487
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7706% 9/25/35 (l)	928,000	651,969
Series 2005-D Class M2, 0.7306% 2/25/36 (l)	193,000	16,757
Ocala Funding LLC Series 2006-1A Class A, 1.6606% 3/20/11 (b)(e)(l)	765,000	283,050
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5106% 9/25/34 (l)	346,000	195,691
Class M4, 1.7106% 9/25/34 (l)	444,000	110,973
Series 2005-WCH1:
Class M2, 0.7806% 1/25/36 (l)	501,000	450,158
Class M3, 0.8206% 1/25/36 (l)	311,000	214,619
Class M4, 1.0906% 1/25/36 (l)	959,000	390,521
Series 2005-WHQ2 Class M7, 1.5106% 5/25/35 (l)	1,682,000	50,715
Providian Master Note Trust Series 2006-C1A Class C1, 0.8103% 3/15/15 (e)(l)	1,401,000	1,399,599
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33 (AMBAC Insured)	459,467	427,311
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3306% 2/25/37 (l)	213,582	210,806
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0606% 4/25/33 (l)	3,323	2,916
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0556% 3/25/35 (l)	2,973,644	2,457,226
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4034% 3/20/19 (FGIC Insured) (e)(l)	412,687	387,966
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2516% 6/15/33 (l)	827,000	74,412
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4106% 9/25/34 (l)	46,803	20,648
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3506% 6/25/37 (l)	1,040,306	942,363
Asset-Backed Securities - continued
	Principal Amount	Value
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1206% 9/25/34 (l)	$ 18,730	$ 14,223
WaMu Master Note Trust Series 2006-C2A Class C2, 0.7603% 8/15/15 (e)(l)	4,550,000	4,527,174
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0884% 10/25/44 (e)(l)	2,326,549	930,620
TOTAL ASSET-BACKED SECURITIES (Cost $90,741,926)		79,746,555
Collateralized Mortgage Obligations - 2.0%

Private Sponsor - 1.7%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7191% 4/12/56 (e)(l)	928,616	906,784
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.8772% 4/10/49 (l)	865,000	218,238
Class C, 5.8772% 4/10/49 (l)	2,315,000	406,688
Class D, 5.8772% 4/10/49 (l)	1,160,000	181,276
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (e)	3,105,320	3,173,398
Banc of America Mortgage Securities, Inc.:
Series 2004-B Class 1A1, 2.9237% 3/25/34 (l)	37,871	33,129
Series 2005-E Class 2A7, 2.8659% 6/25/35 (l)	3,890,000	3,102,000
Bayview Commercial Asset Trust Series 2006-3A Class IO, 3.2127% 10/25/36 (e)(l)(m)	28,096,952	2,177,514
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5406% 1/25/35 (l)	2,752,565	2,213,010
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.0795% 2/25/37 (l)	596,738	588,595
Series 2007-A2 Class 2A1, 3.1213% 7/25/37 (l)	1,085,454	1,080,635
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.9157% 11/25/34 (l)	1,236,953	1,146,176
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4491% 10/18/54 (e)(l)	1,858,000	1,833,846
Class C2, 0.7591% 10/18/54 (e)(l)	623,000	611,599
Class M2, 0.5391% 10/18/54 (e)(l)	1,068,000	1,048,135
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7544% 11/20/56 (e)(l)	1,594,000	1,536,732
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7591% 10/11/41 (e)(l)	2,024,000	2,016,612
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.8606% 12/20/54 (e)(l)	$ 7,007,000	$ 3,836,333
Series 2006-2 Class C1, 0.7306% 12/20/54 (l)	11,874,000	6,708,810
Series 2006-3 Class C2, 0.7606% 12/20/54 (l)	730,000	415,622
Series 2006-4:
Class B1, 0.3506% 12/20/54 (l)	1,954,000	1,551,476
Class C1, 0.6406% 12/20/54 (l)	1,195,000	654,263
Class M1, 0.4306% 12/20/54 (l)	515,000	360,500
Series 2007-1:
Class 1C1, 0.8606% 12/20/54 (l)	1,207,000	681,955
Class 1M1, 0.5606% 12/20/54 (l)	785,000	549,500
Class 2C1, 1.2206% 12/20/54 (l)	2,126,000	1,201,190
Class 2M1, 0.7606% 12/20/54 (l)	4,428,000	3,099,600
Series 2007-2 Class 2C1, 0.6906% 12/17/54 (l)	1,397,000	761,365
Granite Mortgages PLC floater Series 2003-3:
Class 1B, 1.1891% 1/20/44 (l)	2,564,032	2,158,289
Class 1C, 2.7391% 1/20/44 (l)	279,947	186,866
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 3.1373% 4/25/35 (l)	1,914,396	1,677,019
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4806% 5/19/35 (l)	242,847	158,731
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4706% 5/25/47 (l)	667,358	422,200
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4306% 2/25/37 (l)	975,436	683,602
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.43% 6/15/22 (e)(l)	128,000	117,594
Class C, 0.45% 6/15/22 (e)(l)	828,000	714,150
Class D, 0.46% 6/15/22 (e)(l)	318,000	266,325
Class E, 0.47% 6/15/22 (e)(l)	509,000	421,198
Class F, 0.5% 6/15/22 (e)(l)	919,000	746,688
Class G, 0.57% 6/15/22 (e)(l)	191,000	150,413
Class H, 0.59% 6/15/22 (e)(l)	382,000	293,491
Class J, 0.63% 6/15/22 (e)(l)	446,000	320,005
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5506% 7/25/35 (l)	3,666,358	2,975,711
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5606% 3/25/37 (l)	1,589,000	101,896
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.85% 10/25/35 (l)	2,600,013	2,217,333
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.6125% 7/10/35 (e)(l)	578,346	415,600
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	$ 712,871	$ 721,487
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7106% 6/25/33 (e)(l)	166,408	138,139
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (e)	4,630,000	4,591,057
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.1948% 7/20/34 (l)	26,095	19,204
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4534% 9/25/36 (l)	2,128,000	1,202,508
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR12:
Class 2A5, 2.854% 7/25/35 (l)	2,825,000	2,686,260
Class 2A6, 2.854% 7/25/35 (l)	2,027,845	1,904,010
Series 2005-AR3 Class 2A1, 2.8794% 3/25/35 (l)	1,004,094	913,184
Series 2006-AR8 Class 3A1, 4.2948% 4/25/36 (l)	11,380,191	10,364,975
TOTAL PRIVATE SPONSOR		78,662,916
U.S. Government Agency - 0.3%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	5,450,361	5,963,542
Series 1999-57 Class PH, 6.5% 12/25/29	4,098,197	4,627,165
Series 2006-45 Class OP, 6/25/36 (g)	2,408,823	2,000,711
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2006-15 Class OP, 3/25/36 (g)	2,653,291	2,180,217
Series 2731 Class PU, 4.5% 5/15/26	292,934	292,492
TOTAL U.S. GOVERNMENT AGENCY		15,064,127
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $108,532,315)		93,727,043
Commercial Mortgage Securities - 6.5%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4588% 2/14/43 (l)(m)	15,905,812	405,541
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44 (l)	5,450,000	5,821,040
Series 2006-5:
Class A2, 5.317% 9/10/47	5,445,000	5,599,902
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-5:
Class A3, 5.39% 9/10/47	$ 3,670,000	$ 3,784,874
Series 2007-3 Class A3, 5.6579% 6/10/49 (l)	8,000,000	8,384,603
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7303% 3/15/22 (e)(l)	400,000	352,000
Class G, 0.7903% 3/15/22 (e)(l)	259,000	222,740
Series 2006-BIX1:
Class F, 0.5703% 10/15/19 (e)(l)	1,030,000	880,650
Class G, 0.5903% 10/15/19 (e)(l)	702,000	575,640
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.1106% 12/25/33 (e)(l)	48,004	33,602
Series 2004-1:
Class A, 0.6206% 4/25/34 (e)(l)	664,393	531,514
Class B, 2.1606% 4/25/34 (e)(l)	73,892	38,424
Class M1, 0.8206% 4/25/34 (e)(l)	59,958	38,973
Class M2, 1.4606% 4/25/34 (e)(l)	53,835	33,109
Series 2004-2:
Class A, 0.6906% 8/25/34 (e)(l)	1,407,503	1,168,227
Class M1, 0.8406% 8/25/34 (e)(l)	120,329	83,027
Series 2004-3:
Class A1, 0.6306% 1/25/35 (e)(l)	1,163,402	953,990
Class A2, 0.6806% 1/25/35 (e)(l)	371,199	263,551
Class M1, 0.7606% 1/25/35 (e)(l)	426,644	285,851
Class M2, 1.2606% 1/25/35 (e)(l)	271,273	170,902
Series 2005-2A:
Class A1, 0.5706% 8/25/35 (e)(l)	824,044	661,872
Class M1, 0.6906% 8/25/35 (e)(l)	60,976	39,342
Class M2, 0.7406% 8/25/35 (e)(l)	101,046	63,396
Class M3, 0.7606% 8/25/35 (e)(l)	55,749	33,394
Class M4, 0.8706% 8/25/35 (e)(l)	51,394	29,695
Series 2005-3A:
Class A1, 0.5806% 11/25/35 (e)(l)	454,941	369,822
Class A2, 0.6606% 11/25/35 (e)(l)	295,187	218,439
Class M2, 0.7506% 11/25/35 (e)(l)	64,378	38,395
Class M3, 0.7706% 11/25/35 (e)(l)	57,702	32,602
Class M4, 0.8606% 11/25/35 (e)(l)	72,009	38,712
Series 2005-4A:
Class A2, 0.6506% 1/25/36 (e)(l)	1,051,318	756,949
Class B1, 1.6606% 1/25/36 (e)(l)	85,602	31,673
Class M1, 0.7106% 1/25/36 (e)(l)	339,333	186,633
Class M2, 0.7306% 1/25/36 (e)(l)	101,492	52,776
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2005-4A:
Class M3, 0.7606% 1/25/36 (e)(l)	$ 148,651	$ 71,352
Class M4, 0.8706% 1/25/36 (e)(l)	77,401	33,282
Class M5, 0.9106% 1/25/36 (e)(l)	77,401	31,734
Class M6, 0.9606% 1/25/36 (e)(l)	82,527	32,185
Series 2006-1:
Class A2, 0.6206% 4/25/36 (e)(l)	161,076	115,814
Class M6, 0.9006% 4/25/36 (e)(l)	54,218	21,975
Series 2006-2A:
Class A1, 0.4906% 7/25/36 (e)(l)	1,593,267	1,253,423
Class A2, 0.5406% 7/25/36 (e)(l)	143,578	102,615
Class B3, 2.9606% 7/25/36 (e)(l)	76,797	17,986
Class M1, 0.5706% 7/25/36 (e)(l)	150,812	81,605
Class M2, 0.5906% 7/25/36 (e)(l)	106,292	52,232
Class M3, 0.6106% 7/25/36 (e)(l)	83,475	38,824
Class M4, 0.6806% 7/25/36 (e)(l)	56,207	24,377
Class M5, 0.7306% 7/25/36 (e)(l)	69,006	27,789
Class M6, 0.8006% 7/25/36 (e)(l)	109,631	41,320
Series 2006-3A:
Class B1, 1.0606% 10/25/36 (e)(l)	91,594	18,319
Class B3, 2.8606% 10/25/36 (e)(l)	107,770	15,088
Class M4, 0.6906% 10/25/36 (e)(l)	101,478	40,591
Class M5, 0.7406% 10/25/36 (e)(l)	128,495	44,973
Class M6, 0.8206% 10/25/36 (e)(l)	251,059	70,297
Series 2006-4A:
Class A1, 0.4906% 12/25/36 (e)(l)	923,864	739,368
Class A2, 0.5306% 12/25/36 (e)(l)	2,060,578	1,467,750
Class B1, 0.9606% 12/25/36 (e)(l)	67,931	17,662
Class B3, 2.7106% 12/25/36 (e)(l)	118,055	22,584
Class M1, 0.5506% 12/25/36 (e)(l)	148,802	74,669
Class M2, 0.5706% 12/25/36 (e)(l)	94,457	43,800
Class M3, 0.6006% 12/25/36 (e)(l)	95,751	41,297
Class M4, 0.6606% 12/25/36 (e)(l)	114,513	47,248
Class M5, 0.7006% 12/25/36 (e)(l)	105,455	41,138
Class M6, 0.7806% 12/25/36 (e)(l)	94,457	31,001
Series 2007-1:
Class A2, 0.5306% 3/25/37 (e)(l)	397,604	262,419
Class B1, 0.9306% 3/25/37 (e)(l)	122,871	24,574
Class B2, 1.4106% 3/25/37 (e)(l)	89,047	15,138
Class B3, 3.6106% 3/25/37 (e)(l)	253,335	32,934
Class M1, 0.5306% 3/25/37 (e)(l)	106,994	54,032
Class M2, 0.5506% 3/25/37 (e)(l)	80,073	33,631
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-1:
Class M3, 0.5806% 3/25/37 (e)(l)	$ 71,099	$ 27,018
Class M5, 0.6806% 3/25/37 (e)(l)	89,047	26,269
Class M6, 0.7606% 3/25/37 (e)(l)	124,942	29,361
Series 2007-2A:
Class A1, 0.5306% 7/25/37 (e)(l)	1,469,470	1,094,755
Class A2, 0.5806% 7/25/37 (e)(l)	1,376,545	743,335
Class B1, 1.8606% 7/25/37 (e)(l)	407,924	61,189
Class B2, 2.5106% 7/25/37 (e)(l)	355,161	46,171
Class B3, 3.6106% 7/25/37 (e)(l)	396,899	43,659
Class M1, 0.6306% 7/25/37 (e)(l)	460,686	161,240
Class M2, 0.6706% 7/25/37 (e)(l)	177,187	49,612
Class M3, 0.7506% 7/25/37 (e)(l)	177,187	42,525
Class M4, 0.9106% 7/25/37 (e)(l)	507,148	106,501
Class M5, 1.0106% 7/25/37 (e)(l)	448,873	80,797
Class M6, 1.2606% 7/25/37 (e)(l)	565,423	90,468
Series 2007-3:
Class A2, 0.5506% 7/25/37 (e)(l)	575,089	377,948
Class B1, 1.2106% 7/25/37 (e)(l)	342,829	81,490
Class B2, 1.8606% 7/25/37 (e)(l)	893,056	163,072
Class B3, 4.2606% 7/25/37 (e)(l)	457,323	69,239
Class M1, 0.5706% 7/25/37 (e)(l)	300,957	153,578
Class M2, 0.6006% 7/25/37 (e)(l)	319,276	123,879
Class M3, 0.6306% 7/25/37 (e)(l)	522,749	178,100
Class M4, 0.7606% 7/25/37 (e)(l)	819,780	266,674
Class M5, 0.8606% 7/25/37 (e)(l)	411,526	115,803
Class M6, 1.0606% 7/25/37 (e)(l)	310,770	76,636
Series 2007-4A:
Class B1, 2.8106% 9/25/37 (e)(l)	130,010	9,101
Class B2, 3.7106% 9/25/37 (e)(l)	491,520	29,491
Class M1, 1.2106% 9/25/37 (e)(l)	124,977	26,245
Class M2, 1.3106% 9/25/37 (e)(l)	124,977	21,246
Class M4, 1.8606% 9/25/37 (e)(l)	330,476	42,962
Class M5, 2.0106% 9/25/37 (e)(l)	330,476	34,700
Class M6, 2.2106% 9/25/37 (e)(l)	331,315	29,818
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7003% 3/15/19 (e)(l)	524,000	434,538
Class H, 0.9103% 3/15/19 (e)(l)	352,000	243,742
Class J, 1.1103% 3/15/19 (e)(l)	265,000	173,274
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2007-BBA8:
Class D, 0.5103% 3/15/22 (e)(l)	$ 271,000	$ 211,380
Class E, 0.5603% 3/15/22 (e)(l)	1,409,000	1,014,480
Class F, 0.6103% 3/15/22 (e)(l)	864,000	587,520
Class G, 0.6603% 3/15/22 (e)(l)	222,000	144,300
Class H, 0.8103% 3/15/22 (e)(l)	271,000	149,050
Class J, 0.9603% 3/15/22 (e)(l)	271,000	121,950
Series 2006-PW13 Class A3, 5.518% 9/11/41	5,555,000	5,826,282
C-BASS Trust floater Series 2006-SC1 Class A, 0.5306% 5/25/36 (e)(l)	580,471	435,151
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5922% 8/15/21 (e)(l)	289,000	273,105
Class H, 0.6322% 8/15/21 (e)(l)	231,000	214,830
Series 2007-C6 Class A2, 5.8842% 12/10/49 (l)	870,000	912,076
Series 2007-FL3A Class A2, 0.4003% 4/15/22 (e)(l)	3,890,000	3,513,213
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	8,060,000	8,354,351
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.5703% 4/15/17 (e)(l)	618,000	556,200
Class E, 0.6303% 4/15/17 (e)(l)	197,000	169,420
Class F, 0.6703% 4/15/17 (e)(l)	112,000	91,840
Class G, 0.8103% 4/15/17 (e)(l)	112,000	82,880
Class H, 0.8803% 4/15/17 (e)(l)	112,000	71,680
Class J, 1.1103% 4/15/17 (e)(l)	86,000	46,440
Series 2005-FL11:
Class F, 0.7103% 11/15/17 (e)(l)	120,717	103,817
Class G, 0.7603% 11/15/17 (e)(l)	83,804	67,881
sequential payer:
Series 2006-C8 Class A4, 5.306% 12/10/46	10,940,000	11,410,269
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (e)	20,000,000	20,003,484
Class AJFX, 5.478% 2/5/19 (e)	2,410,000	2,399,249
Credit Suisse Commercial Mortgage Trust sequential payer Series 2006-C4 Class A3, 5.467% 9/15/39	3,110,000	3,261,721
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2003-C4 Class A3, 4.7% 8/15/36 (l)	87,153	88,878
Series 1997-C2 Class D, 7.27% 1/17/35	878,447	890,365
Series 2004-C1 Class ASP, 1.1338% 1/15/37 (e)(l)(m)	23,591,813	37,709
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class B, 0.4103% 2/15/22 (e)(l)	$ 4,655,000	$ 3,817,100
Class C:
0.4303% 2/15/22 (e)(l)	1,212,000	945,360
0.5303% 2/15/22 (e)(l)	433,000	281,450
Class F, 0.5803% 2/15/22 (e)(l)	866,000	493,620
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (e)	1,865,000	1,861,076
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	8,863,000	9,125,376
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.8042% 12/10/41 (l)(m)	3,026,448	16,063
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4556% 11/5/21 (e)(l)	4,685,000	4,287,222
Series 2006-GG7 Class A4, 6.0797% 7/10/38 (l)	7,500,000	8,182,491
GS Mortgage Securities Corp. II floater:
Series 2006-FL8A:
Class C, 0.5056% 6/6/20 (e)(l)	545,000	511,469
Class D, 0.5456% 6/6/20 (e)(l)	1,495,000	1,352,046
Class E, 0.6356% 6/6/20 (e)(l)	2,978,000	2,621,320
Class F, 0.7056% 6/6/20 (e)(l)	543,000	465,150
Series 2007-EOP:
Class D, 0.6356% 3/6/20 (e)(l)	4,485,000	4,171,050
Class H, 0.9156% 3/6/20 (e)(l)	480,000	427,200
Class J, 1.1156% 3/6/20 (e)(l)	690,000	612,375
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	2,663,000	2,711,166
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP7 Class A4, 6.0622% 4/15/45 (l)	2,090,000	2,285,643
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.4903% 11/15/18 (e)(l)	124,362	105,708
Class E, 0.5403% 11/15/18 (e)(l)	187,118	153,437
Class F, 0.5903% 11/15/18 (e)(l)	280,966	224,772
Class G, 0.6203% 11/15/18 (e)(l)	244,118	187,971
Class H, 0.7603% 11/15/18 (e)(l)	187,128	140,346
sequential payer:
Series 2005-LDP2 Class A2, 4.575% 7/15/42	415,955	416,447
Series 2006-CB14 Class A3B, 5.6678% 12/12/44 (l)	2,375,000	2,508,971
Series 2007-CB20 Class A4, 5.794% 2/12/51	4,630,000	4,931,532
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-LDPX Class A3, 5.412% 1/15/49	$ 27,221,000	$ 28,311,563
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.1412% 7/15/44 (l)	19,797,000	21,176,255
LB-UBS Commercial Mortgage Trust sequential payer:
Series 2005-C3 Class A2, 4.553% 7/15/30	1,463,904	1,466,523
Series 2007-C1 Class A4, 5.424% 2/15/40	6,660,000	6,993,930
Series 2007-C2 Class A3, 5.43% 2/15/40	1,320,000	1,361,181
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.6003% 9/15/21 (e)(l)	743,007	534,965
Class G, 0.6203% 9/15/21 (e)(l)	1,468,167	1,027,717
Class H, 0.6603% 9/15/21 (e)(l)	378,548	242,271
Merrill Lynch Mortgage Trust sequential payer:
Series 2005-CIP1 Class A2, 4.96% 7/12/38	3,584,619	3,652,190
Series 2005-MCP1 Class A2, 4.556% 6/12/43	1,059,233	1,073,591
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-1 CLass A3, 5.6437% 2/12/39 (l)	3,475,000	3,617,985
Series 2007-6 Class A4, 5.485% 3/12/51 (l)	6,350,000	6,474,327
Series 2007-7 Class B, 5.75% 6/12/50	1,365,000	252,116
Morgan Stanley Capital I Trust:
floater:
Series 2007-XCLA Class A1, 0.461% 7/17/17 (e)(l)	1,557,727	1,168,295
Series 2007-XLFA:
Class D, 0.451% 10/15/20 (e)(l)	434,000	156,240
Class E, 0.511% 10/15/20 (e)(l)	542,000	113,820
Class F, 0.561% 10/15/20 (e)(l)	326,000	45,640
Class G, 0.601% 10/15/20 (e)(l)	402,000	28,140
Class H, 0.691% 10/15/20 (e)(l)	253,000	15,180
Class J, 0.841% 10/15/20 (e)(l)	289,000	11,560
Class MHRO, 0.951% 10/15/20 (e)(l)	104,340	26,085
Class NHRO, 1.151% 10/15/20 (e)(l)	162,114	24,317
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (l)	8,435,000	8,730,492
Series 2007-T27 Class A4, 5.8017% 6/11/42 (l)	7,464,000	8,105,574
Series 2006-HQ8 Class A3, 5.6136% 3/12/44 (l)	5,075,000	5,149,926
Series 2006-T23 Class A3, 5.8052% 8/12/41 (l)	2,485,000	2,650,028
Series 2007-HQ12 Class A4, 5.7804% 4/12/49 (l)	4,350,000	4,361,088
Series 2007-IQ14:
Class AAB, 5.654% 4/15/49	1,910,000	2,016,885
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Class B, 5.9133% 4/15/49 (l)	$ 3,845,000	$ 1,345,750
Morgan Stanley Dean Witter Capital I Trust Series 2003-HQ2 Class X2, 1.5302% 3/12/35 (e)(l)(m)	23,620,708	52,237
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (e)	4,300,000	4,358,824
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4603% 1/15/18 (e)(l)	829,000	796,347
Series 2006-WL7A:
Class E, 0.5406% 9/15/21 (e)(l)	906,000	681,557
Class F, 0.6006% 8/11/18 (e)(l)	1,220,000	775,637
Class G, 0.6206% 8/11/18 (e)(l)	1,156,000	664,811
Class J, 0.8606% 8/11/18 (e)(l)	257,000	108,121
Series 2007-WHL8:
Class AP1, 0.9603% 6/15/20 (e)(l)	57,512	40,258
Class AP2, 1.0603% 6/15/20 (e)(l)	99,420	64,623
Class F, 0.7403% 6/15/20 (e)(l)	1,931,000	1,062,050
Class LXR2, 1.0603% 6/15/20 (e)(l)	1,315,775	973,673
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	4,060,000	4,251,568
Series 2006-C29 Class A3, 5.313% 11/15/48	7,500,000	7,816,808
Series 2007-C32 Class A3, 5.9326% 6/15/49 (l)	5,370,000	5,555,805
Series 2005-C19 Class B, 4.892% 5/15/44	5,000,000	4,231,818
Series 2007-C31 Class C, 5.8835% 4/15/47 (l)	4,335,000	1,127,718
Series 2007-C31A Class A2, 5.421% 4/15/47	2,955,000	3,051,891
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $297,214,158)		302,144,584
Municipal Securities - 0.2%

California Gen. Oblig.:
7.5% 4/1/34	4,970,000	5,142,708
7.55% 4/1/39	3,611,000	3,745,113
TOTAL MUNICIPAL SECURITIES (Cost $8,664,769)		8,887,821
Preferred Securities - 0.0%
	Principal Amount	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (l) (Cost $2,759,511)	2,721,000	$ 2,816,523
Cash Equivalents - 16.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
0.25%, dated 12/31/10 due 1/3/11 (Collateralized by U.S. Government Obligations) # (a)	$ 95,126,982	95,125,000
0.26%, dated 12/31/10 due 1/3/11 (Collateralized by U.S. Government Obligations) #	694,348,158	694,333,000
TOTAL CASH EQUIVALENTS (Cost $789,458,000)		789,458,000
TOTAL INVESTMENT PORTFOLIO - 123.8% (Cost $5,727,431,919)		5,774,086,738
NET OTHER ASSETS (LIABILITIES) - (23.8)%		(1,111,013,239)
NET ASSETS - 100%		$ 4,663,073,499
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $1,800,000) (k)	Sept. 2037	$ 10,635,413	(9,952,442)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $966,000) (k)

	Sept. 2037	$ 2,977,916	$ (2,786,684)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $2,520,000) (k)	Sept. 2037	8,508,330	(7,961,953)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $581,250) (k)	Sept. 2037	1,772,569	(1,658,740)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $3,077,000) (k)	Sept. 2037	9,642,777	(9,023,550)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $1,242,000) (k)	Sept. 2037	3,261,527	(3,052,082)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $1,691,000) (k)	Sept. 2037	5,388,609	(5,042,571)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (j)	August 2034	199,502	(110,805)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (j)

	Oct. 2034	$ 242,307	$ (101,355)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (j)	April 2032	29,939	(17,649)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (j)	Feb. 2034	1,270	(1,196)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (j)	Oct. 2034	259,766	(98,225)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (j)	Sept. 2034	197,747	(149,469)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12 (Rating-Baa3) (j)	March 2013	6,500,000	332,952
TOTAL CREDIT DEFAULT SWAPS		$ 49,617,672	$ (39,623,769)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.4525% with Credit Suisse First Boston	Oct. 2020	$ 45,000,000	$ 3,265,007
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.2638% with Credit Suisse First Boston	August 2040	40,000,000	5,544,988
TOTAL INTEREST RATE SWAPS		$ 85,000,000	$ 8,809,995
		$ 134,617,672	$ (30,813,774)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $305,707,104 or 6.6% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(h) A portion of the security is subject to a forward commitment to sell.
(i) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $37,750,188.

(j) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(k) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(l) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$95,125,000 due 1/03/11 at 0.25%
BNP Paribas Securities Corp.	$ 95,125,000
$694,333,000 due 1/03/11 at 0.26%
BNP Paribas Securities Corp.	$ 79,650,008
Bank of America NA	85,209,958
Barclays Capital, Inc.	26,628,112
Credit Agricole Securities (USA), Inc.	6,514,940
HSBC Securities (USA), Inc.	21,302,489
ING Financial Markets LLC	25,562,987
J.P. Morgan Securities, Inc.	21,302,489
Merrill Lynch Government Securities, Inc.	38,344,481
Merrill Lynch, Pierce, Fenner & Smith, Inc.	42,586,957
Mizuho Securities USA, Inc.	170,419,916
Societe Generale, New York Branch	42,604,979
Wells Fargo Securities LLC	134,205,684
$ 694,333,000
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,028,886,112	$ -	$ 1,028,886,112	$ -
U.S. Government and Government Agency Obligations	1,841,569,823	-	1,841,569,823	-
U.S. Government Agency - Mortgage Securities	1,626,850,277	-	1,626,850,277	-
Asset-Backed Securities	79,746,555	-	70,399,889	9,346,666
Collateralized Mortgage Obligations	93,727,043	-	90,641,431	3,085,612
Commercial Mortgage Securities	302,144,584	-	283,364,888	18,779,696
Municipal Securities	8,887,821	-	8,887,821	-
Preferred Securities	2,816,523	-	2,816,523	-
Cash Equivalents	789,458,000	-	789,458,000	-
Total Investments in Securities:	$ 5,774,086,738	$ -	$ 5,742,874,764	$ 31,211,974
Derivative Instruments:
Assets
Swap Agreements	$ 9,142,947	$ -	$ 9,142,947	$ -
Liabilities
Swap Agreements	$ (39,956,721)	$ -	$ (39,478,023)	$ (478,698)
Total Derivative Instruments:	$ (30,813,774)	$ -	$ (30,335,076)	$ (478,698)
Other Financial Instruments:
Forward Commitments	$ (2,091,664)	$ -	$ (2,091,664)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 32,846,814
Total Realized Gain (Loss)	(1,883,512)
Total Unrealized Gain (Loss)	5,296,158
Cost of Purchases	4,008
Proceeds of Sales	(1,362,177)
Amortization/Accretion	(219,474)
Transfers in to Level 3	4,641,540
Transfers out of Level 3	(8,111,383)
Ending Balance	$ 31,211,974
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2010	$ 2,975,667
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (582,835)
Total Unrealized Gain (Loss)	104,137
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (478,698)
Realized gain (loss) on Swap Agreements for the period	$ 6,291
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at December 31, 2010	$ 104,137

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $5,720,401,976. Net unrealized appreciation aggregated $53,684,762, of which $146,654,565 related to appreciated investment securities and $92,969,803 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, municipal securities, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swaps in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $49,617,672 representing 1.06% of net assets.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 1, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 1, 2011